Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2019
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	0000356682
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 26, 2020
Prospectus Date	Feb. 01, 2020
Entity Inv Company Type	N-1A
Calvert Conservative Allocation Fund | Class A
Risk/Return:
Trading Symbol	CCLAX
Calvert Conservative Allocation Fund | Class C
Risk/Return:
Trading Symbol	CALCX
Calvert Conservative Allocation Fund | Class I
Risk/Return:
Trading Symbol	CFAIX
Calvert Moderate Allocation Fund | Class A
Risk/Return:
Trading Symbol	CMAAX
Calvert Moderate Allocation Fund | Class C
Risk/Return:
Trading Symbol	CMACX
Calvert Moderate Allocation Fund | Class I
Risk/Return:
Trading Symbol	CLAIX
Calvert Growth Allocation Fund | Class A
Risk/Return:
Trading Symbol	CAAAX
Calvert Growth Allocation Fund | Class C
Risk/Return:
Trading Symbol	CAACX
Calvert Growth Allocation Fund | Class I
Risk/Return:
Trading Symbol	CAGIX